Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares USD ($) shares	Dec. 31, 2019 $ / shares shares
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	500,000,000	500,000,000	500,000,000
Common stock issued	113,670,060	58,621,042	58,621,042
Common stock outstanding	113,670,060	58,621,042	58,621,042
Treasury stock par value (in dollars per share)	0.001	0.001	0.001
Treasury stock ( in shares)	0	0	0
Series A Preferred Stock
Preferred stock par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred stock authorized	3,052,127	3,052,127	3,052,127
Preferred stock issued	0
Preferred stock outstanding	0	0	0